Stock Option Plans - Schedule of Non-vested Shares Granted Under Stock Option Plan (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Non-vested, Options Outstanding, Beginning balance	2,000,000	50,000
Non-vested, Options Granted	1,833,334	2,161,458	6,156,580
Non-vested, Options Vested	(566,670)	(211,458)	(6,106,580)
Non-vested, Options Canceled	(350,000)
Non-vested, Options Outstanding, Ending balance	2,916,664	2,000,000	50,000